RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Change in benefit obligation: [Roll Forward]
Actuarial gain (loss)	$ (97)	$ 35
Foreign Plan | Pension Plan
Change in fair value of plan assets: [Roll Forward]
Fair Value Balance, beginning of year	791	748
Actual return on plan assets	119	14
Employer contributions	20	21
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	2	1
Benefits paid	36	35
Settlements	0	0
Currency impact	21	42
Fair Value Balance, end of year	917	791	$ 748
Change in benefit obligation: [Roll Forward]
Benefit Obligation Balance, Beginning of year	682	665
Service cost	15	16	22
Interest cost	26	24	9
Participant's contributions	2	1
Actuarial gain (loss)	60	(33)
Benefits paid	36	35
Settlement	0	0
Currency impact	23	44
Benefit Obligation Balance, end of year	772	682	665
Funded status of plan [Abstract]
Funded status of plan	145	109
Actuarial (gains) losses	37	43
Prior service costs (benefits)	0	0
Total	37	43
UNITED STATES | Pension Plan
Change in fair value of plan assets: [Roll Forward]
Fair Value Balance, beginning of year	359	396
Actual return on plan assets	88	(8)
Employer contributions	0	0
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Benefits paid	10	8
Settlements	(23)	(21)
Currency impact	0	0
Fair Value Balance, end of year	414	359	396
Change in benefit obligation: [Roll Forward]
Benefit Obligation Balance, Beginning of year	343	357
Service cost	0	0	0
Interest cost	21	21	14
Participant's contributions	0	0
Actuarial gain (loss)	36	(5)
Benefits paid	11	9
Settlement	(23)	(21)
Currency impact	0	0
Benefit Obligation Balance, end of year	366	343	357
Funded status of plan [Abstract]
Funded status of plan	48	16
Actuarial (gains) losses	31	66
Prior service costs (benefits)	0	0
Total	31	66
UNITED STATES | Post-Retirement Benefit Plan
Change in fair value of plan assets: [Roll Forward]
Fair Value Balance, beginning of year	76	85
Actual return on plan assets	16	(2)
Employer contributions	0	0
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Benefits paid	6	7
Settlements	0	0
Currency impact	0	0
Fair Value Balance, end of year	86	76	85
Change in benefit obligation: [Roll Forward]
Benefit Obligation Balance, Beginning of year	65	65
Service cost	1	0	1
Interest cost	4	4	2
Participant's contributions	0	0
Actuarial gain (loss)	1	3
Benefits paid	6	7
Settlement	0	0
Currency impact	0	0
Benefit Obligation Balance, end of year	65	65	$ 65
Funded status of plan [Abstract]
Funded status of plan	21	11
Actuarial (gains) losses	(6)	4
Prior service costs (benefits)	(1)	(2)
Total	(7)	2
Other Assets | Foreign Plan | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	236	174
Other Assets | UNITED STATES | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	51	19
Other Assets | UNITED STATES | Post-Retirement Benefit Plan
Funded status of plan [Abstract]
Funded status of plan	21	11
Employee compensation and benefits [Member] | Foreign Plan | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	0	0
Employee compensation and benefits [Member] | UNITED STATES | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	0	(1)
Employee compensation and benefits [Member] | UNITED STATES | Post-Retirement Benefit Plan
Funded status of plan [Abstract]
Funded status of plan	0	0
Retirement and post-retirement benefits | Foreign Plan | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	(91)	(65)
Retirement and post-retirement benefits | UNITED STATES | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	(3)	(2)
Retirement and post-retirement benefits | UNITED STATES | Post-Retirement Benefit Plan
Funded status of plan [Abstract]
Funded status of plan	$ 0	$ 0